Commitments and Contingencies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Operating Lease Costs
The following table summarizes the components of Angion’s operating lease costs (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Operating lease cost	$301	$325	$1,015	$914
Variable lease cost	108	67	252	282
Short-term lease cost	6	16	18	58
Total operating lease cost	$415	$408	$1,285	$1,254

The following table provides the components of Angion’s rent expense (in thousands):
	For the Year Ended December 31,
	2021	2020
Operating leases
Operating lease cost	$1,142	$1,099
Variable cost	473	646
Operating lease expense	1,615	1,745
Short-term lease rent expense	44	91
Total rent expense	$1,659	$1,836

Schedule of Quantitative Information Regarding NovaPark Operating Leases
The following table summarizes quantitative information about Angion’s operating leases (dollars in thousands):
	Nine Months Ended September 30,
	2022	2021
Operating cash flows from operating leases	$966	$861
Right-of-use assets exchanged for operating lease liabilities	$—	$624
Weighted-average remaining lease term-operating leases (in years)	3.3	3.5
Weighted-average discount rate-operating leases	9.5%	10.1%

The following table summarizes quantitative information about Angion’s NovaPark operating leases (dollars in thousands):
	For the Year Ended December 31,
	2021	2020
Operating cash flows from operating leases	$1,179	$1,081
Right-of-use assets exchanged for operating lease liabilities	$624	$88
Weighted-average remaining lease term-operating leases (in years)	3.8	5.5
Weighted-average discount rate-operating leases	10.1%	11.0%

Schedule of Maturities of Lease Liabilities
As of September 30, 2022, maturities of lease liabilities were as follows (in thousands):
Year Ended December 31,	Amounts
2022 (remaining three months)	$322
2023	1,305
2024	1,209
2025	1,104
2026	516
Total	4,456
Less present value discount	(750)
Operating lease liabilities	$3,706

As of December 31, 2021, maturities of lease liabilities were as follows (in thousands):
Year Ended December 31,	Amounts
2022	$1,289
2023	1,305
2024	1,209
2025	1,104
2026	516
Thereafter	—
Total	5,423
Less present value discount	(1,054)
Operating lease liabilities	$4,369

Schedule of Quantitative Information about the Financing Obligation
The following table summarizes quantitative information about Angion’s financing obligation for the nine months ended September 30, 2022 (dollars in thousands):
Cash flow information:
Payments of financing obligation
Operating cash flows from financing obligation	$28
Financing cash flows from financing obligation	$43
Other information:
Weighted-average remaining lease term (in years)	2.6
Weighted-average discount rate (in percent)	1.1%
Carrying value of leased asset included in Property and Equipment, net	$223
Depreciation associated with the Property and Equipment	$46

The following table summarizes quantitative information about Angion’s financing obligation (dollars in thousands):
For the Year Ended December 31, 2021
Cash flow information:
Proceeds from sale and leaseback arrangement	$302
Payments of financing obligation
Operating cash flows from financing obligation	$7
Financing cash flows from financing obligation	$9
Other information:
Weighted-average remaining lease term (in years)	3.0 years
Weighted-average discount rate (in percent)	1.1%
Carrying value of leased asset included in Property and Equipment, net	$270
Depreciation associated with the leased asset	$38

Schedule of Maturities of Financing Obligation
As of September 30, 2022, maturities of the financing obligation were as follows (in thousands):
Year Ended December 31,	Amounts
2022 (remaining three months)	$25
2023	94
2024	94
2025	31
Total	$244

As of December 31, 2021, maturities of financing obligation were as follows (in thousands):
Year Ended December 31,	Amounts
2022	$94
2023	94
2024	94
2025	31
2026	—
Thereafter	—
Total	313
Less present value discount	(20)
Financing obligation	$293